KOPP FUNDS, INC.

Prospectus Supplement

To Prospectus Dated January 28, 2004

Kopp Emerging Growth Fund

The Prospectus is being supplemented to reflect the following change in the front-end sales charge waivers and reductions with respect to Class A shares of the Kopp Emerging Growth Fund (the “Fund”), a series of Kopp Funds, Inc. (the “Company”):

The last bullet point in the Prospectus section entitled “Class A Front-End Sales Charge Waivers and Reductions” is revised in its entirety to state that any person who purchases shares of the Fund with redemption proceeds from the Kopp Total Quality Management Fund, another series of the Company, may purchase Class A shares without any initial sales charge, provided that the proceeds are invested in the Fund within 12 months of the redemption.

The date of this Prospectus Supplement is September 30, 2004.

Please keep this Prospectus Supplement with your records.

KOPP FUNDS, INC.

Statement of Additional Information Supplement

To Statement of Additional Information Dated January 28, 2004

Kopp Emerging Growth Fund

The Statement of Additional Information is being supplemented to reflect the following change in the exchange policy of the Kopp Emerging Growth Fund (the “Fund”), a series of Kopp Funds, Inc. (the “Company”):

In addition to other permissible exchanges discussed in the Fund’s Statement of Additional Information, shares of the Fund may be exchanged for shares of the Kopp Total Quality Management Fund, another series of the Company.  Any such exchange may be effected via telephone.  The value of the shares to be exchanged will be the net asset value (less the CDSC, if applicable, with respect to Class A or Class C shares or the redemption fee, if applicable, with respect to all shares) next determined after receipt of instructions for exchange; the price of the shares being purchased will be at net asset value for Class C and Class I shares, and net asset value for Class A shares if redemption proceeds of the Fund’s shares are invested in shares of the Kopp Total Quality Management Fund within 12 months of redemption.

The date of this Statement of Additional Information Supplement is September 30, 2004.

Please keep this Statement of Additional Information Supplement with your records.